Note 4 - Liquidity and Capital Resources - 10-Q	9 Months Ended
Sep. 30, 2013
Liquidityand Capital Resource Disclosure [Abstract]
Liquidityand Capital Resource Disclosure [Text Block]

4. Liquidity and Capital Resources

The Company’s cash used in operations was $4,028 for the nine months ended September 30, 2013, cash used in investing activities was $185 for the nine months ended September 30, 2013, and cash provided by financing activities was $74 for the nine months ended September 30, 2013. As of September 30, 2013, the Company’s cash balance was $3,023.

On July 2, 2012, the Company entered into the July 2012 Private Placement pursuant to which it issued $12,000 in principal amount of Senior Convertible Notes that were due on September 1, 2013 and warrants to the purchasers of such Senior Convertible Notes giving such purchasers the right to purchase up to an aggregate of 18,750,000 shares of the Company’s common stock at an exercise price of $0.384 per share (see note 3). As of July 17, 2013, the notes under the July 2012 Private Placement were paid off in full through issuance of common stock (see note 7).

The Company anticipates that its current capital resources, when considering expected losses from operations, will be sufficient to fund the Company’s operations through the end of the first quarter of 2014. The Company has a relatively limited history of producing bulk amorphous alloy components and products on a mass-production scale. Furthermore, Visser’s ability to produce the Company’s products in desired quantities and at commercially reasonable prices is uncertain and is dependent on a variety of factors that are outside of the Company’s control, including the nature and design of the component, the customer’s specifications, and required delivery timelines. Such factors will likely require that the Company raise additional funds to support the Company’s operations beyond the first quarter of 2014. There is no assurance that the Company will be able to raise such additional funds on acceptable terms, if at all. If the Company raises additional funds by issuing securities, existing stockholders may be diluted. If funding is insufficient at any time in the future, the Company may be required to alter or reduce the scope of the Company’s operations or to cease operations entirely. Uncertainty as to the outcome of these factors raises substantial doubt about the Company’s ability to continue as a going concern.

On November 8, 2013, the Company entered into a Common Stock Purchase Agreement that will allow the company to raise up to $20 million through periodic issuances of common stock over a three year period (see note 15).